Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	15,900,000
Proposed Maximum Offering Price per Unit	4.485
Maximum Aggregate Offering Price	$ 71,311,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,917.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's Class A common stock, $0.0001 par value per share (the "Common Stock") that become issuable under the Registrant's 2018 Equity Incentive Plan (as amended through June 20, 2024) (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) This Registration Statement covers 15,900,000 shares of the Registrant's Common Stock, which are issuable pursuant to the Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.485, the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Capital Market on August 1, 2025, which date is within five business days prior to the filing of this Registration Statement.